Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payable

Trade and other payables consisted of the following at December 31 (in thousands):

	2018	2019
Trade payables	$96,176	$180,270
Other payables	350	11,062
Social security and other taxes	6,194	12,741
Income tax payable	1,514	28,289
Deferred revenue	4,145	29,966
Accruals	85,779	179,657
Derivatives financial liabilities	-	5,601
Total accruals and deferred revenue	$194,158	$447,586